Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005456 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000005456 | Top10HoldingJohnson & JohnsonBNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005456 | Top10HoldingUnitedHealth GroupBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005456 | Top10HoldingAbbVieBNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005456 | Top10HoldingMerckBNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005456 | Top10HoldingGilead SciencesBNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005456 | Top10HoldingThermo Fisher ScientificBNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005456 | Top10HoldingVertex PharmaceuticalsBNY-92532F100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005456 | Top10HoldingBristol-Myers SquibbBNY-110122108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005456 | Top10HoldingAbbott LaboratoriesBNY-002824100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005456 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000005456 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000005456 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005456 | Payors
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005456 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005456 | Implants
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005456 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005456 | Providers
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005456 | Other Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005456 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169937 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000169937 | Top10HoldingJohnson & JohnsonBNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169937 | Top10HoldingUnitedHealth GroupBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169937 | Top10HoldingAbbVieBNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169937 | Top10HoldingMerckBNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169937 | Top10HoldingGilead SciencesBNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169937 | Top10HoldingThermo Fisher ScientificBNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169937 | Top10HoldingVertex PharmaceuticalsBNY-92532F100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169937 | Top10HoldingBristol-Myers SquibbBNY-110122108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169937 | Top10HoldingAbbott LaboratoriesBNY-002824100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169937 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000169937 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000169937 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000169937 | Payors
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000169937 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169937 | Implants
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000169937 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169937 | Providers
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169937 | Other Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169937 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%